Total
Hedged Equity Portfolio
Hedged Equity Portfolio
Investment Goal
This Fund seeks to provide capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Examples below. The table and Examples below also do not reflect expenses and charges that are imposed under your variable annuity contract or variable life insurance policy. For information on these expenses and charges, please refer to the applicable contract or policy prospectus. If these fees and expenses were included, the fees and expenses shown would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Hedged Equity Portfolio		Class I	Class P
Management Fee		0.60%	0.60%
Service Fee		0.20%	none
Other Expenses		0.11%	0.11%
Total Annual Fund Operating Expenses	[1]	0.91%	0.71%
Less Expense Reimbursement	[2]	(0.01%)	(0.01%)
Total Annual Fund Operating Expenses after Expense Reimbursement		0.90%	0.70%
[1]	Expense information has been restated to reflect current fees.
[2]	The investment adviser has agreed to limit certain “Other Expenses” incurred by the Fund that exceed an annual rate of 0.10% through April 30, 2024. This agreement will automatically renew for successive one-year terms unless the investment adviser provides written notice of the termination of the agreement at least 10 days prior to the beginning of the next one-year term. Prior to the renewal period, the investment adviser may not terminate this agreement without the approval of the Board of Trustees. The investment adviser may recoup from the Fund amounts reimbursed in future periods, not to exceed three years from the date on which the reimbursement took place, provided that the recoupment combined with certain “Other Expenses” would be limited to the lesser of: (i) the expense cap at the time of the reimbursement or (ii) the Fund’s then-current expense cap.

Examples

The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Examples assume that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown except for the expense reimbursement (expense limitation), which is only reflected for the contractual period. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

These Examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy. If these were included, the expenses (in dollars) shown would be higher. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Expense Example - Hedged Equity Portfolio - USD ($)	1 year	3 years	5 years	10 years
Class I	92	289	503	1,119
Class P	72	226	394	882

Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its holdings). During the fiscal year ended December 31, 2022, the portfolio turnover rate was 29% of the average value of the Fund. A higher portfolio turnover rate reflects a greater number of securities being bought or sold, which may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance.

Principal Investment Strategies

The Fund seeks to provide capital appreciation through participation in the broad equity markets while hedging overall market exposure relative to traditional long-only equity strategies.

Under normal circumstances, the Fund invests at least 80% of its assets in equity securities. The Fund uses an enhanced index strategy to invest in these equity securities, which primarily consist of common stocks of large capitalization U.S. companies with market capitalizations similar to those within the universe of the S&P 500 Index. Under an enhanced index strategy, not all of the stocks in the S&P 500 Index, the Fund’s primary benchmark, are included in the Fund, and the Fund’s position in an individual stock may be overweighted or underweighted when compared to the index. Sector by sector, the Fund’s weightings are similar to those of the S&P 500 Index. Within each sector, however, the Fund modestly overweights equity securities that it considers undervalued or fairly valued while modestly underweighting or not holding equity securities that appear overvalued.

The Fund will also systematically purchase and sell exchange traded put options and sell exchange traded call options, employing an option overlay known as a “Put/Spread Collar” strategy. The options may be based on the S&P 500 Index or on exchange-traded funds (“ETFs”) that replicate the S&P 500 Index (“S&P 500 ETFs”). The combination of the diversified portfolio of equity securities, the downside protection from the index put options and the income from the index call options is intended to provide the Fund with a portion of the returns associated with equity market investments while exposing investors to less risk than traditional long-only equity strategies. Specifically, the Fund seeks to provide a competitive risk adjusted return over a full market cycle (defined as three to five years) relative to the S&P 500 Index with lower volatility than traditional long-only equity strategies.

The Fund’s options overlay strategy is intended to provide the Fund with downside protection, while foregoing some upside potential. A put option spread seeks to protect the Fund against a decline in price, but only to the extent of the difference between the strike prices of the put option purchased and the put option sold. Entering into put option spreads is typically less expensive than a strategy of only purchasing put options and may benefit the Fund in a flat to upwardly moving market by reducing the cost of the downside protection; the downside protection of the put option spread, however, is limited as compared to just owning a put option. The put option spreads are intended to protect the Fund from market losses of between -5% and -20% (measured by the Fund’s benchmark) on a quarterly basis, meaning that the Fund will generally participate in a loss between 0% and -5% over that quarter if the market decreases to those respective percentages. The Fund is expected to be protected from losses between -5% and
-20%. However, if the market generally moves down below 20%, the Fund would generally participate in the loss of the first 5% plus any loss after the 20% loss in the market. For example, if over a quarter the market (measured by the Fund’s benchmark) were to decrease 25%, the Fund would generally participate in a 10% loss. The sub-adviser intends to maintain this level of downside protection for the Fund on a quarter to quarter basis. The premiums received from selling index call options are intended to substantially offset the cost of the put option spread, but selling the call options also reduces the Fund’s ability to profit from increases in the value of its equity portfolio because in rising markets the call option will cap the upside potential once the market price rises to the option’s strike price. In rising markets, the Fund’s total returns are generally expected to be capped between 3.5% and 5.5% over a quarter (inclusive of dividend). Conditions may vary that could alter this cap. For example, the cap would likely be lower in lower volatility environments and higher in higher volatility environments, reflecting the market pricing of the call options. In addition, the Fund’s actual returns may be higher or lower than the above ranges based on the performance of the Fund’s portfolio of equity securities relative to its benchmark. While the Fund typically constructs the Put/Spread Collar utilizing index options, it may also hedge the position with the use of a short position in S&P 500 Index futures or ETFs.

In addition to the use of the Put/Spread Collar strategy described above, the Fund may use future contracts, primarily futures on indexes, to more effectively gain targeted equity exposure from its cash positions and to hedge the Fund’s portfolio if it is unable to purchase or write the necessary options for its overlay strategy.

Investment Process — Enhanced Index: To implement the enhanced index strategy, the sub-adviser employs a three-step process that combines research, valuation and stock selection. The sub-adviser takes an in-depth look at company prospects, which is designed to provide insight into a company’s real growth potential. The research findings allow the sub-adviser to rank the companies in each sector group according to their relative value.

The sub-adviser then buys and sells equity securities for the Fund using the research and valuation rankings as a basis. In general, the sub-adviser buys equity securities that are identified as attractive and considers selling them when they appear less attractive based on the Fund’s process. Along with attractive valuation, the sub-adviser often considers a number of other criteria:

● catalysts that could trigger a rise in a stock’s price

● impact on the overall risk of the portfolio relative to the S&P 500 Index

● high perceived potential reward compared to perceived potential risk

● possible temporary mispricings caused by apparent market overreactions.

Investment Process — Options Overlay Strategy: To implement the Put/Spread Collar strategy, the sub-adviser utilizes exchange traded equity options based either on the S&P 500 Index or on S&P 500 ETFs. The Put/Spread Collar is constructed by buying a put option at a higher strike price while writing a put option at a relatively lower strike price and simultaneously selling a call option that substantially offsets the cost of the put option spread. The Put/Spread Collar strategy is an actively managed process and is designed to provide a continuous market hedge for the portfolio.

Principal Risks
Performance

The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s returns compare to a broad-based market index. The bar chart shows the performance of the Fund’s Class I shares. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower. Past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers or expense limitations, if any, that were in effect during the periods presented.

Calendar Year Total Returns (%)

Best and worst quarterly performance reflected within the bar chart: Q4 2022: 6.64%; Q2 2022: (5.38%)
Average Annual Total Returns(For the periods ended December 31, 2022)
Average Annual Returns - Hedged Equity Portfolio	Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class I	Class I (incepted April 30, 2021)	(7.95%)	(1.80%)	Apr. 30, 2021
Class P	Class P (incepted April 30, 2021)	(7.76%)	(1.61%)	Apr. 30, 2021
S&P 500 Index (reflects no deductions for fees, expenses, or taxes) (based on Class I inception date)	S&P 500 Index (reflects no deductions for fees, expenses, or taxes) (based on Class I inception date)	(18.11%)	(3.48%)	Apr. 30, 2021